Shareholder Report	6 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	GMO ETF Trust
Entity Central Index Key	0001981627
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000263323
Shareholder Report [Line Items]
Fund Name	GMO Ultra-Short Income ETF
Trading Symbol	GMOC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about GMO Ultra-Short Income ETF for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gmo.com/americas/etf-documents/. You can also request this information by contacting us at (844) 761-1102 (toll-free).
Additional Information Phone Number	(844) 761-1102
Additional Information Website	https://www.gmo.com/americas/etf-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GMO Ultra-Short Income ETF	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[1]
AssetsNet	$ 32,528,978
Holdings Count | Holding	59
InvestmentCompanyPortfolioTurnover	87.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$32,528,978
Number of Portfolio Holdings	59
Portfolio Turnover Rate	87%

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets
Table Summary
Debt Obligations	96.6
Short-Term Investments	3.2
Other	0.2

C000263320
Shareholder Report [Line Items]
Fund Name	GMO Domestic Resilience ETF
Trading Symbol	DRES
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about GMO Domestic Resilience ETF for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gmo.com/americas/etf-documents/. You can also request this information by contacting us at (844) 761-1102 (toll-free).
Additional Information Phone Number	(844) 761-1102
Additional Information Website	https://www.gmo.com/americas/etf-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GMO Domestic Resilience ETF	$25	0.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[2]
AssetsNet	$ 36,426,148
Holdings Count | Holding	39
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$36,426,148
Number of Portfolio Holdings	39
Portfolio Turnover Rate	1%

Holdings [Text Block]

Industry Group SummaryFootnote Reference*

% of Investments

Table Summary
Capital Goods	49.5
Transportation	17.8
Materials	15.9
Energy	12.0
Software & Services	2.7
Commercial & Professional Services	2.1
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

C000263321
Shareholder Report [Line Items]
Fund Name	GMO Dynamic Allocation ETF
Trading Symbol	GMOD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about GMO Dynamic Allocation ETF for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gmo.com/americas/etf-documents/. You can also request this information by contacting us at (844) 761-1102 (toll-free).
Additional Information Phone Number	(844) 761-1102
Additional Information Website	https://www.gmo.com/americas/etf-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GMO Dynamic Allocation ETF	$12Footnote Reference1	0.24%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Expenses Paid, Amount	$ 12	[3]
Expense Ratio, Percent	0.24%	[3],[4]
AssetsNet	$ 45,390,595
Holdings Count | Holding	19
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$45,390,595
Number of Portfolio Holdings	19
Portfolio Turnover Rate	20%

Holdings [Text Block]	Asset Class Summary % of Total Net Assets
Table Summary
Fixed Income Funds	40.8
International Equity Funds	25.5
U.S. Equity Funds	25.3
Emerging Equity Funds	7.8
Short-Term Investments	0.6

Largest Holdings [Text Block]

Top Ten HoldingsFootnote Reference*

% of Investments

Table Summary
Schwab U.S. TIPS ETF	10.3
GMO U.S. Quality ETF	10.3
GMO U.S. Value ETF	10.2
GMO International Value ETF	10.1
Schwab Intermediate-Term U.S. Treasury ETF	7.8
Vanguard Intermediate-Term Treasury ETF	7.8
State Street SPDR Portfolio Intermediate Term Treasury ETF	6.6
iShares 3-7 Year Treasury Bond ETF	5.8
GMO International Quality ETF	5.2
iShares Core MSCI Emerging Markets ETF	5.0
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

C000254840
Shareholder Report [Line Items]
Fund Name	GMO International Quality ETF
Trading Symbol	QLTI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about GMO International Quality ETF for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gmo.com/americas/etf-documents/. You can also request this information by contacting us at (844) 761-1102 (toll-free).
Additional Information Phone Number	(844) 761-1102
Additional Information Website	https://www.gmo.com/americas/etf-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GMO International Quality ETF	$30	0.60%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%	[5]
AssetsNet	$ 297,075,663
Holdings Count | Holding	37
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$297,075,663
Number of Portfolio Holdings	37
Portfolio Turnover Rate	13%

Holdings [Text Block]

Industry Group SummaryFootnote Reference*

% of Investments

Table Summary
Capital Goods	14.7
Semiconductors & Semiconductor Equipment	10.7
Pharmaceuticals, Biotechnology & Life Sciences	10.6
Food, Beverage & Tobacco	10.6
Software & Services	9.9
Materials	8.5
Household & Personal Products	8.0
Consumer Services	7.1
Consumer Discretionary Distribution & Retail	5.3
Commercial & Professional Services	5.2
Health Care Equipment & Services	4.0
Transportation	2.8
Consumer Durables & Apparel	2.6
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Country/Region SummaryFootnote Reference**

% of Investments

Table Summary
France	22.8
United Kingdom	13.9
Spain	9.2
Switzerland	9.1
Germany	7.9
Japan	7.2
Ireland	6.6
Taiwan	5.3
Netherlands	3.9
Australia	3.0
Sweden	2.9
Finland	2.3
Mexico	2.2
Italy	1.9
Canada	1.8
Footnote	Description
Footnote**	Excludes short-term investments and derivative financial instruments, if any.

C000254841
Shareholder Report [Line Items]
Fund Name	GMO International Value ETF
Trading Symbol	GMOI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about GMO International Value ETF for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gmo.com/americas/etf-documents/. You can also request this information by contacting us at (844) 761-1102 (toll-free).
Additional Information Phone Number	(844) 761-1102
Additional Information Website	https://www.gmo.com/americas/etf-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GMO International Value ETF	$32	0.60%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.60%	[6]
AssetsNet	$ 691,287,434
Holdings Count | Holding	174
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$691,287,434
Number of Portfolio Holdings	174
Portfolio Turnover Rate	9%

Holdings [Text Block]

Industry Group SummaryFootnote Reference*

% of Investments

Table Summary
Banks	21.5
Energy	10.7
Pharmaceuticals, Biotechnology & Life Sciences	10.3
Insurance	9.3
Automobiles & Components	8.2
Materials	7.1
Telecommunication Services	5.9
Financial Services	5.5
Capital Goods	5.1
Food, Beverage & Tobacco	3.6
Transportation	2.3
Real Estate Management & Development	2.1
Technology Hardware & Equipment	1.7
Consumer Staples Distribution & Retail	1.7
Consumer Durables & Apparel	1.2
Other (each less than 1%)	3.8
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Country/Region SummaryFootnote Reference**

% of Investments

Table Summary
Japan	21.8
Canada	14.3
United Kingdom	11.6
France	11.1
Germany	9.4
Spain	6.6
Switzerland	6.0
Australia	3.4
Netherlands	2.7
Norway	2.3
Hong Kong	2.2
Italy	2.0
Israel	1.6
Sweden	1.2
Austria	1.2
Other (each less than 1%)	2.6
Footnote	Description
Footnote**	Excludes short-term investments and derivative financial instruments, if any.

C000276902
Shareholder Report [Line Items]
Fund Name	GMO Power Infrastructure ETF
Trading Symbol	KWH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about GMO Power Infrastructure ETF for the period of July 14, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gmo.com/americas/etf-documents/. You can also request this information by contacting us at (844) 761-1102 (toll-free).
Additional Information Phone Number	(844) 761-1102
Additional Information Website	https://www.gmo.com/americas/etf-documents/
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
GMO Power Infrastructure ETF	$8	0.60%Footnote Reference1
Footnote	Description
Footnote*	For the period July 14, 2026 (commencement of operations) through August 31, 2026. The costs would have been higher had the Fund operated the full six-month period.
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.60%	[7]
Expenses Short Period Footnote [Text Block]	For the period July 14, 2026 (commencement of operations) through August 31, 2026. The costs would have been higher had the Fund operated the full six-month period.
AssetsNet	$ 57,536,066
Holdings Count | Holding	75
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$57,536,066
Number of Portfolio Holdings	75
Portfolio Turnover Rate	5%

Holdings [Text Block]

Industry Group SummaryFootnote Reference*

% of Investments

Table Summary
Capital Goods	42.8
Utilities	34.1
Energy	12.0
Materials	5.2
Technology Hardware & Equipment	3.3
Semiconductors & Semiconductor Equipment	1.6
Food, Beverage & Tobacco	1.0
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Country/Region SummaryFootnote Reference**

% of Investments

Table Summary
United States	52.5
Germany	8.6
France	6.7
United Kingdom	5.2
South Korea	4.6
Italy	3.9
Switzerland	3.1
China	2.7
Spain	2.5
Denmark	2.5
Canada	2.2
Japan	1.5
Finland	1.2
Other (each less than 1%)	2.8
Footnote	Description
Footnote**	Excludes short-term investments and derivative financial instruments, if any.

C000254842
Shareholder Report [Line Items]
Fund Name	GMO Systematic Investment Grade Credit ETF
Trading Symbol	INVG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about GMO Systematic Investment Grade Credit ETF for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gmo.com/americas/etf-documents/. You can also request this information by contacting us at (844) 761-1102 (toll-free).
Additional Information Phone Number	(844) 761-1102
Additional Information Website	https://www.gmo.com/americas/etf-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GMO Systematic Investment Grade Credit ETF	$13	0.25%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[8]
AssetsNet	$ 23,631,326
Holdings Count | Holding	128
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$23,631,326
Number of Portfolio Holdings	128
Portfolio Turnover Rate	65%

Holdings [Text Block]

Industry Group SummaryFootnote Reference*

% of Investments

Table Summary
Banks	14.4
Energy	11.9
Semiconductors & Semiconductor Equipment	11.2
Health Care Equipment & Services	7.7
Equity Real Estate Investment Trusts (REITs)	7.5
Financial Services	6.7
Pharmaceuticals, Biotechnology & Life Sciences	5.6
Technology Hardware & Equipment	5.4
Capital Goods	5.3
Utilities	4.2
Food, Beverage & Tobacco	3.5
Consumer Durables & Apparel	3.4
Transportation	3.3
Materials	3.2
Consumer Services	3.0
Telecommunication Services	2.4
Insurance	1.0
Other (each less than 1%)	0.3
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Country/Region SummaryFootnote Reference**

% of Investments

Table Summary
United States	82.0
Canada	9.6
United Kingdom	7.0
Other (each less than 1%)	1.4
Footnote	Description
Footnote**	Excludes short-term investments and derivative financial instruments, if any.

C000254843
Shareholder Report [Line Items]
Fund Name	GMO U.S. Value ETF
Trading Symbol	GMOV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about GMO U.S. Value ETF for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gmo.com/americas/etf-documents/. You can also request this information by contacting us at (844) 761-1102 (toll-free).
Additional Information Phone Number	(844) 761-1102
Additional Information Website	https://www.gmo.com/americas/etf-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GMO U.S. Value ETF	$27	0.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.50%	[9]
AssetsNet	$ 107,052,929
Holdings Count | Holding	163
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$107,052,929
Number of Portfolio Holdings	163
Portfolio Turnover Rate	19%

Holdings [Text Block]

Industry Group SummaryFootnote Reference*

% of Investments

Table Summary
Pharmaceuticals, Biotechnology & Life Sciences	11.6
Software & Services	10.5
Banks	10.1
Energy	9.0
Insurance	7.2
Media & Entertainment	6.6
Financial Services	6.4
Health Care Equipment & Services	6.3
Telecommunication Services	4.7
Consumer Discretionary Distribution & Retail	3.2
Household & Personal Products	2.7
Food, Beverage & Tobacco	2.7
Semiconductors & Semiconductor Equipment	2.3
Consumer Durables & Apparel	2.3
Consumer Staples Distribution & Retail	2.2
Commercial & Professional Services	2.1
Automobiles & Components	2.0
Transportation	1.7
Capital Goods	1.6
Technology Hardware & Equipment	1.6
Materials	1.4
Other (each less than 1%)	1.8
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

C000246461
Shareholder Report [Line Items]
Fund Name	GMO U.S. Quality ETF
Trading Symbol	QLTY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about GMO U.S. Quality ETF for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gmo.com/americas/etf-documents/. You can also request this information by contacting us at (844) 761-1102 (toll-free).
Additional Information Phone Number	(844) 761-1102
Additional Information Website	https://www.gmo.com/americas/etf-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GMO U.S. Quality ETF	$27	0.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.50%	[10]
AssetsNet	$ 5,178,618,870
Holdings Count | Holding	44
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$5,178,618,870
Number of Portfolio Holdings	44
Portfolio Turnover Rate	11%

Holdings [Text Block]

Industry Group SummaryFootnote Reference*

% of Investments

Table Summary
Software & Services	16.3
Semiconductors & Semiconductor Equipment	16.0
Pharmaceuticals, Biotechnology & Life Sciences	12.7
Media & Entertainment	11.2
Health Care Equipment & Services	11.1
Financial Services	7.1
Food, Beverage & Tobacco	5.1
Consumer Discretionary Distribution & Retail	4.9
Technology Hardware & Equipment	4.6
Consumer Services	4.0
Household & Personal Products	2.0
Banks	1.9
Capital Goods	1.8
Transportation	1.3
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

[1]	Annualized.
[2]	Annualized.
[3]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.
[9]	Annualized.
[10]	Annualized.